                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

            Read instructions at end of form before preparing form.

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1.       Name and address of issuer:
         The Diversified Investors Funds Group II



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2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes)                                                      [X]

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3.       Investment Company Act File Number:       811-07495

         Securities Act File Number:       333-00295

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4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2004

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4(b).    [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).    [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                   $     1,927,228,867
                                                                                                   -------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $      1,056,625,101
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  0
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                      $ 1,056,625,101
                    Items 5(ii) and 5(iii):                                                        -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from Item
                    5(i):                                                                        $   870,603,766
                                                                                                   -------------


  (vi)              Redemption credits available for use in         $                   0
                    future years -- if Item 5(i) is less than         -------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 X      .00011770
                    (See Instruction C.9):                                                         -------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(vii)] enter "0" (if no fee is due):                                  =$       102,470
                                                                                                   =============

----------------------------------------------------------------------------------------------------------------------

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

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

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0
                                                                   ------------
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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                =$       102,470
                                                                  --------------
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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository: March 28, 2005


         Method of Delivery:
                 [X]   Wire Transfer
                 [ ]   Mail or other means
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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)(1)          /s/ ROBERT F. COLBY
                                  -----------------------------
                                   SECRETARY

Date       March 28, 2005
    ---------------------------

(1)Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Strategic Allocation Funds
For the Period ended December 31, 2004

                                          98256            98257            98258           98740          98745
                                          SHORT        INTERMEDIATE  LONG/INTERMEDIATE    SHORT/INT         LONG
SAFS                                     HORIZON          HORIZON         HORIZON          HORIZON        HORIZON        TOTAL
----                                     -------          -------         -------          -------        -------        -----
 Proceeds from  issuance of shares      70,201,196      184,554,088     194,156,482      61,373,400     127,576,389     637,861,556
Proceeds from dividends reinvested       6,080,871       11,437,216       9,308,330       3,583,675       3,591,706      34,001,798
12/31/03 Cash Flow                     (358,928.00)     (709,169.00)       (873,983)       (351,183)       (631,647)  (2,924,910.00)
                                     ----------------------------------------------------------------------------------------------
Aggregate securities sold            75,923,138.89   195,282,134.89     202,590,829      64,605,893     130,536,448  668,938,444.00
                                                                                                                     --------------
 Value of shares redeemed            55,140,147.43   113,489,294.40     114,270,006      31,692,483      67,253,625  381,845,556.57
12/31/03 Cash Flow                         325,165          314,751         220,191         258,874          68,125       1,187,106
Net Change                           54,814,982.43   113,174,543.40  114,049,815.16   31,433,609.22   67,185,500.36  380,658,450.57
                                     ----------------------------------------------------------------------------------------------
Net Change                              21,108,156       82,107,591      88,541,014      33,172,283      63,350,948     288,279,993
                                     ==============================================================================----------------
                                                                                                                        288,279,993
Calculation of Fee:
Total change                         $ 288,279,993
                                     -------------
Calculation @ .0001177 per SEC       $   33,930.56
                                     =============
Per Fund                                  2,484.43         9,664.06       10,421.28        3,904.38        7,456.41       33,930.56

24F2 Fees
Diversified Institutional Funds Group
For the Period ended December 31, 2004


                                          98988            98987           98986            98985          98984          98983
                                                           HIGH        INTERMEDIATE
                                           MONEY          QUALITY       GOVERNMENT        CORE BOND                        VALUE &
                                          MARKET           BOND            BOND             FUND          BALANCED         INCOME
                                          ------           ----            ----             ----          --------         ------
Proceeds from  issuance of shares       596,095,764      32,522,679       4,638,586      85,025,973       2,278,481     123,741,067
Proceeds from dividends reinvested        1,383,160       2,285,759         137,093       8,284,241         249,133       9,794,842
12/31/03 Cash Flow                      (50,365,735)        (12,193)        (11,456)        (34,751)         (4,923)        (94,320)
                                      ---------------------------------------------------------------------------------------------
Aggregate securities sold               547,113,189      34,796,245       4,764,223      93,275,464       2,522,691     133,441,590
Value of shares redeemed                521,341,030      18,417,247       3,287,801      28,268,893       5,507,608      31,435,238
12/31/03 Cash Flow                       50,371,576          89,455           3,997         221,466           3,052         119,819
                                      ---------------------------------------------------------------------------------------------
Net Change                              470,969,454      18,327,792       3,283,804      28,047,427       5,504,556      31,315,419
Net Change                               76,143,735      16,468,453       1,480,419      65,228,037      (2,981,865)    102,126,170
                                      =============================================================================================
Calculation of Fee:
Total change                          $ 582,323,773
                                      -------------
Per SEC .0001177                      $   68,539.51
                                      =============
Per Fund                              $    8,962.12   $    1,938.34   $      174.25   $    7,677.34   $     (350.97)  $   12,020.25


                                          98956            98955           98957            98998          98997           98996
                                         GROWTH &         EQUITY          SPECIAL        AGGRESSIVE     HIGH YIELD     INTERNATIONAL
                                          INCOME          GROWTH          EQUITY           EQUITY          BOND            EQUITY
                                          ------          ------          ------           ------          ----            ------
Proceeds from  issuance of shares        24,312,525     141,511,436      78,141,460      20,860,579      15,738,860      63,231,075
Proceeds from dividends reinvested        2,529,259       1,401,573               0               0       2,443,981      11,075,938
12/31/03 Cash Flow                          (32,482)       (168,800)    (29,560,668)        (16,243)         (3,432)        (64,171)
                                      ---------------------------------------------------------------------------------------------
Aggregate securities sold                26,809,301     142,744,209      48,580,792      20,844,336      18,179,409      74,242,842
Value of shares redeemed                 11,823,697      56,825,833      55,020,174       9,450,960       4,671,186      18,924,060
12/31/03 Cash Flow                            1,463         296,299      29,367,040           2,731           2,411          47,363
                                      ---------------------------------------------------------------------------------------------
Net Change                               11,822,234      56,529,534      25,653,134       9,448,229       4,668,775      18,876,697
Net Change                               14,987,068      86,214,675      22,927,658      11,396,107      13,510,634      55,366,145
                                      =============================================================================================
Calculation of Fee:
Total change
Per SEC .0001177
Per Fund                              $    1,763.98   $   10,147.47   $    2,698.59   $    1,341.32   $    1,590.20   $    6,516.60


                                          98995            98297           98307           98037          98057
                                          STOCK           MID-CAP         MID-CAP        SMALL-CAP       SMALL-CAP
                                          INDEX            VALUE           GROWTH          VALUE           GROWTH          TOTAL
                                          -----            -----           ------          -----           ------          -----
Proceeds from  issuance of shares       88,963,029       33,421,009       8,887,337       8,370,362       3,307,898   1,331,048,121
Proceeds from dividends reinvested       6,367,449        6,640,465               0         806,425         433,237      53,832,555
12/31/03 Cash Flow                     (46,166,464)         (38,370)         (2,757)        (13,488)              0   (126,590,253)
                                      ---------------------------------------------------------------------------------------------
Aggregate securities sold               49,164,015       40,023,104       8,884,580       9,163,300       3,741,136   1,258,290,423
Value of shares redeemed                14,170,059       11,295,487       8,165,343       2,984,502       1,644,234     803,233,351
12/31/03 Cash Flow                      46,716,567           14,059           9,403               -               -     127,266,701
                                      ---------------------------------------------------------------------------------------------
Net Change                             (32,546,508)      11,281,428       8,155,940       2,984,502       1,644,234     675,966,650
Net Change                              81,710,523       28,741,676         728,640       6,178,798       2,096,902     582,323,773
                                      =============================================================================----------------
                                                                                                                        582,323,773
Calculation of Fee:
Total change
Per SEC .0001177
Per Fund                              $    9,617.33   $    3,382.90   $       85.76   $      727.24   $      246.81   $   68,539.51